Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%	5.00%
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments	¥ 239,302	$ 34,696	¥ 61,922	¥ 47,022
Goodwill, Impairment Loss	0		0	0
Cost of revenues
Inventory write-down	130,660	$ 18,944	35,346	554,850
Marketing expenses
Advertising expenses	¥ 1,750,000		¥ 3,280,000	¥ 3,080,000
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Buildings
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments	¥ 127,576
Buildings | Minimum
Property and equipment, net
Estimated useful life	20 years	20 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	30 years	30 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Estimated useful life	10 years	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	4 years	4 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years	5 years
Software
Property and equipment, net
Estimated useful life	3 years	3 years